UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-09887
Investment Company Act file number

Kit Cole Investment Trust
(Exact name of registrant as specified in charter)

851 Irwin Street, Suite 301
San Rafael, CA 94901
(Address of principal executive offices) (Zip code)

Jeff Tappan
Kit Cole Investment Advisory Services
851 Irwin Street, Suite 301
San Rafael, CA 94901
(Name and address of agent for service)

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

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Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2004 (Unaudited)

COMMON STOCKS - 72.9%
Airlines - 2.9%
JetBlue Airways Corp. (a)	12,100	253,132

Apparel Retail - 7.3%
Chico's FAS, Inc. (a)	12,980	443,916
Pacific Sunwear Of California (a)	8,837	186,019
		629,935
Application Software - 2.4%
Electronic Arts, Inc. (a)	4,600	211,554

Commercial Banks - 3.2%
Bank of America Corp.	6,400	277,312

Computer Storage/Peripheral - 0.9%
Network Equipment Technologies, Inc. (a)	12,000	79,320

Consumer Finance - 4.5%
Capital One Financial Corp.	5,250	387,975

Diversified Commercial Services - 4.5%
Career Education Corp. (a)	8,000	227,440
Corinthian Colleges, Inc. (a)	12,000	161,760
		389,200
Diversified Financial Services - 5.1%
Ameritrade Holding Corp. (a)	21,600	259,416
The Charles Schwab Corp.	19,525	179,435
		438,851

Employment Services - 3.4%
Robert Half International, Inc.	11,500	296,355

Health Care Distributors & Services - 7.3%
Express Scripts, Inc. (a)	4,225	276,061
Laboratory Corp Of America Holdings (a)	8,175	357,411
		633,472

Home Imporovement Retail - 2.4%
Home Depot, Inc.	5,396	211,523

Industrial Conglomerates - 3.7%
General Electric Co.	250	8,395
Tyco International Ltd. (b)	10,150	311,199
		319,594
Networking Equipment - 2.7%
Juniper Networks, Inc. (a)	10,000	236,000

Publishing - 2.1%
Lee Enterprises, Inc.	4,000	185,360

Specialty Stores - 6.8%
Petsmart, Inc.	13,050	370,490
Staples, Inc.	7,200	214,704
		585,194

Systems Software - 7.9%
Open Solutions, Inc. (a)	10,000	249,700
Symantec Corp. (a)	8,000	439,040
		688,740

Telecommunications Equipment - 2.1%
Nortel Networks Corp. (a)(b)	54,550	185,470

Wireless Telecommunication Services - 3.7%
Nextel Communications, Inc. (a)	13,425	320,052
TOTAL COMMON STOCKS (Cost $5,853,102)		$6,329,039

U.S. TREASURY OBLIGATIONS - 29.9%
U.S. Treasury Bills - 29.9%
1.31% due 10/28/2004	1,800,000	1,798,364
1.14% due 10/07/2004	800,000	799,796
		2,598,160
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,598,160)		$2,598,160

SHORT TERM INVESTMENTS - 0.4%
SEI Daily Income Trust Government Fund (a)	$1,697	$1,697
Wisconsin Corporate Central Credit Union
1.51% due 12/31/2031	32,461	32,461
TOTAL SHORT TERM INVESTMENTS (Cost $34,158)		$34,158

Total Investments (Kit Cole Strategic Growth Fund) (Cost $8,485,420) - 103.2%		$8,961,357
Liabilities in Excess of Other Assets - (3.2)%		(281,982)
TOTAL NET ASSETS - 100.0%		$8,679,375

(a) Non Income Producing
(b) Foreign Denominated

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kit Cole Investment Trust

By (Signature and Title) /s/ Kit M. Cole
Kit M. Cole, President

Date 11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Kit M. Cole
Kit M. Cole, President

Date 11/23/04

By (Signature and Title)*/s/ Jeff Tappan
Jeff Tappan, Treasurer

Date 11/23/04

* Print the name and title of each signing officer under his or her signature.

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